Prospectus Supplement

October 30, 2015

Universal Institutional Funds, Inc.

Supplement dated October 30, 2015 to The Universal Institutional Funds, Inc.
Prospectus dated May 1, 2015

Emerging Markets Debt Portfolio

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002
Jens Nystedt	Managing Director	December 2014
Warren Mar	Managing Director	December 2014
Sahil Tandon	Executive Director	October 2015

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Jens Nystedt, Warren Mar and Sahil Tandon.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Nystedt has been associated with the Adviser in an investment management capacity since November 2014. Prior to November 2014, Mr. Nystedt was a Senior Global Strategist at Moore Capital Management from November 2008 to November 2014. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Adviser in an investment management capacity since 2004.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 30, 2015

The Universal Institutional Funds, Inc.

Supplement dated October 30, 2015 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2015

Emerging Markets Debt Portfolio

The section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2014 (unless otherwise indicated)—Emerging Markets Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Debt
Eric J. Baurmeister	4	$1.1 billion	11	$1.8 billion	8(4)	$4.6 billion(4)
Jens Nystedt	4	$1.1 billion	11	$1.8 billion	8(4)	$4.6 billion(4)
Warren Mar	4	$1.1 billion	12	$1.8 billion	8(4)	$4.6 billion(4)
Sahil Tandon**	0	$0	0	$0	0	$0

**  As of October 30, 2015.

The section of the Statement of Additional Information entitled "Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings

Emerging Markets Debt

Eric J. Baurmeister	None*
Jens Nystedt	None
Warren Mar	None
Sahil Tandon***	None

***  As of October 30, 2015.

Please retain this supplement for future reference.